WARRANTS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 53.19	$ 53.19	$ 202.50	$ 202.50	$ 202.50
Class of Warrant or Right, Number of Warrants	365,974	365,974
Warrant One [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 90.00	$ 90.00
Class of Warrant or Right, Number of Warrants	15,658	15,658
Class Of Warrant Or Right Expiry Date	Mar. 31, 2023	Mar. 31, 2023
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 73.02	$ 73.02
Class of Warrant or Right, Number of Warrants	104,019	104,019
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 73.02	$ 73.02
Class of Warrant or Right, Number of Warrants	21,768	21,768
Class Of Warrant Or Right Expiry Date	Mar. 27, 2019	Mar. 27, 2019
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 73.02	$ 73.02
Class of Warrant or Right, Number of Warrants	5,813	5,813
Class Of Warrant Or Right Expiry Date	Mar. 31, 2019	Mar. 31, 2019
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 73.02	$ 73.02
Class of Warrant or Right, Number of Warrants	45,061	45,061
Class Of Warrant Or Right Expiry Date	Apr. 21, 2019	Apr. 21, 2019
Warrant Six [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 73.02	$ 73.02
Class of Warrant or Right, Number of Warrants	21,274	21,274
Class Of Warrant Or Right Expiry Date	May 27, 2019	May 27, 2019
Warrant Seven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 73.02	$ 73.02
Class of Warrant or Right, Number of Warrants	20,782	20,782
Class Of Warrant Or Right Expiry Date	Jun. 30, 2019	Jun. 30, 2019
Warrant Eight [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 44.28	$ 44.28
Class of Warrant or Right, Number of Warrants	22,223	22,223
Class Of Warrant Or Right Expiry Date	Feb. 26, 2019	Feb. 26, 2019
Warrant Nine [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 37.50	$ 37.50
Class of Warrant or Right, Number of Warrants	2,667	2,667
Class Of Warrant Or Right Expiry Date	Jun. 27, 2020	Jun. 27, 2020
Warrant Ten [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.375	$ 9.375
Class of Warrant or Right, Number of Warrants	64,025	64,025
Class Of Warrant Or Right Expiry Date	Aug. 14, 2022	Aug. 14, 2022
Warrant Eleven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.375	$ 9.375
Class of Warrant or Right, Number of Warrants	42,684	42,684
Class Of Warrant Or Right Expiry Date	Mar. 31, 2022	Mar. 31, 2022